Derivative Instruments and Hedging Activities Location and Amount of Gains and Losses Gross of Tax on Derivative Instruments and Related Hedge Items (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivative	$ (11)	$ (24)	$ 18
Foreign currency exchange derivatives | Cost of sales
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivative	(20)	2	(2)
Foreign currency exchange derivatives | Discontinued Operations [Domain]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivative	(30)	20	(9)
Foreign currency exchange derivatives | Net financing charges
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivative	21	(37)	30
Foreign currency exchange derivatives | Income tax provision
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivative	4	0	0
Equity swap | Selling, general and administrative
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivative	14	(9)	(1)
Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	(15)	(24)	(6)
Amount of Gain (Loss) Reclassified from AOCI into Income	(32)	(9)	0
Cash Flow Hedging | Foreign currency exchange derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	(18)	(5)	1
Cash Flow Hedging | Foreign currency exchange derivatives | Cost of sales
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Reclassified from AOCI into Income	9	25	7
Cash Flow Hedging | Foreign currency exchange derivatives | Discontinued Operations [Domain]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Reclassified from AOCI into Income	(30)	(24)	(9)
Cash Flow Hedging | Commodity derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	3	(19)	(7)
Cash Flow Hedging | Commodity derivatives | Cost of sales
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Reclassified from AOCI into Income	(12)	(11)	1
Cash Flow Hedging | Forward Treasury Locks | Net financing charges
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Reclassified from AOCI into Income	1	1	1
Fair Value Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivative	0	0	0
Fair Value Hedging | Interest rate swaps | Net financing charges
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivative	(5)	7	5
Fair Value Hedging | Fixed rate debt swapped to floating | Net financing charges
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivative	$ 5	$ (7)	$ (5)